Note 4 - Collaboration Revenue (Details Textual) $ / shares in Units, ¥ in Billions				1 Months Ended		12 Months Ended				31 Months Ended
	Jun. 13, 2022 USD ($) shares	Nov. 20, 2020 USD ($)	Nov. 12, 2020 $ / shares shares	Jun. 30, 2022 USD ($) shares	Nov. 30, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 12, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)
Revenue from Contract with Customer, Including Assessed Tax						$ 1,751,000	$ 1,351,000	$ 1,351,000
Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”) [Member] | Jiangsu Hengrui Pharmaceuticals Co., Ltd. [Member]
Collaboration Agreement, Upfront Cash Payment											$ 31,039,000	¥ 0.2
Research Collaboration and License Agreement with Eli Lilly [Member] | Series A-2 Preferred Shares [Member]
Redeemable Noncontrolling Interest, Equity, Preferred, Fair Value	$ 3,763,000								$ 5,267,000
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member]
Collaborative Arrangement, Upfront Cash Payment		$ 9,455,000			$ 10,000,000
Revenue from Collaborative Arrangement, Excluding Revenue from Contract with Customer						2,000,000
Derivative Liability, Total	$ 1,237,000								278,000
Proceeds from Issuance or Sale of Equity, Total		$ 15,000,000							$ 15,000,000
Revenue from Contract with Customer, Including Assessed Tax						1,751,000	1,351,000
Collaboration Agreement,, Maximum Regulatory Development Milestones to be Received											108,638,000	0.7
Collaboration Agreement, Maximum Commercial Milestones to be Received											$ 62,079,000	¥ 0.4
Revenue from Contract with Customer, Excluding Assessed Tax						$ 0	$ 0	$ 0
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Series A-1 Convertible Preferred Shares [Member]
Stock Issued for Transfer of Assets, Shares (in shares) | shares			9,631,941
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Series A-1 Preferred Shares [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			1,194,030
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Series A-2 Preferred Shares [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	1,990,000		1,990,000	1,990,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares			$ 2.5125
Stock Issued During Period, Value, New Issues	$ 5,000,000			$ 5,000,000
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Additional Series A-2 Preferred Shares [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares										1,990,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares										$ 2.5125
Stock Issued During Period, Value, New Issues										$ 1,990,000
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Maximum [Member]
Collaborative Arrangement, Equity Investment					$ 780,000,000